Reinsurance - Components of Unpaid Losses and Loss Expenses Recoverable (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Analysis of total unpaid losses and loss expenses recoverable by segment:
Unpaid losses and loss expenses recoverable	$ 5,374,604	$ 5,262,706	$ 3,429,368
Total P&C
Analysis of total unpaid losses and loss expenses recoverable by segment:
Unpaid losses and loss expenses recoverable		5,248,905	3,411,528
Corporate and other
Analysis of total unpaid losses and loss expenses recoverable by segment:
Unpaid losses and loss expenses recoverable		$ 13,801	$ 17,840